SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

GHS 2022 Purchase Agreement

Subsequent to the year ended March 31, 2023, the Company sold 40,187,311 shares of common stock at a gross amount of approximately $1,400,000, at share prices ranging from $0.03 to $0.04.

10,000,000 Common Stock Equity Financing

On April 28, 2023, the Company entered into an Equity Financing Agreement (“Equity Financing Agreement”) and Registration Rights Agreement with GHS. Under the terms of the Equity Financing Agreement, GHS agreed to provide the Company with up to $10,000,000 upon effectiveness of a registration statement on Form S-1 (the “Registration Statement”) filed with the U.S. Securities and Exchange Commission (the “Commission”). The Registration Statement has not yet been filed.

Following effectiveness of the Registration Statement, the Company shall have the discretion to deliver puts to GHS and GHS will be obligated to purchase shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) based on the investment amount specified in each put notice. The maximum amount that the Company shall be entitled to put to GHS in each put notice shall not exceed two hundred percent (200%) of the average daily trading dollar volume of the Company’s Common Stock during the ten (10) trading days preceding the put, so long as such amount does not equal less than ten thousand dollars ($10,000) or greater than one million dollars ($1,000,000). Pursuant to the Equity Financing Agreement, GHS and its affiliates will not be permitted to purchase and the Company may not put shares of the Company’s Common Stock to GHS that would result in GHS’s beneficial ownership equaling more than 4.99% of the Company’s outstanding Common Stock. The price of each put share shall be equal to eighty percent (80%) of the Market Price (as defined in the Equity Financing Agreement). Following an up-list to the NASDAQ or equivalent national exchange, the price of each put share shall be equal to ninety percent (90%) of the Market Price, subject to a floor price of $1.00 per share. Puts may be delivered by the Company to GHS until the earlier of twenty-four (24) months after the effectiveness of the Registration Statement or the date on which GHS has purchased an aggregate of $10,000,000 worth of Common Stock under the terms of the Equity Financing Agreement.

GHS Purchase Agreement

On May 9, 2023, the Company entered into a purchase agreement (the “GHS Purchase Agreement”) with GHS pursuant which the Company may require GHS to purchase a maximum of up to 45,923,929 shares of the Company’s common stock (“GHS Purchase Shares”) based on a total aggregate purchase price of up to $6,000,000 over a one-year term that ends on May 9, 2024. The Company intends to use the net proceeds from this offering for working capital and general corporate purposes.

The GHS Purchase Agreement provides that, upon the terms and subject to the conditions and limitations set forth in the agreement, the Company has the right from time to time during the term of the agreement, in its sole discretion, to deliver to GHS a purchase notice (a “Purchase Notice”) directing GHS to purchase (each, a “GHS Purchase”) a specified number of GHS Purchase Shares. A GHS Purchase will be made in a minimum amount of $10,000 and up to a maximum of $1,500,000 and provided that, the purchase amount for any purchase will not exceed 200% of the average of the daily trading dollar volume of the Company’s common stock during the 10 business days preceding the purchase date. Notwithstanding the foregoing dollar limitations, the Company and GHS may, from time to time, mutually agree (in writing) to waive the aforementioned limitations for a relevant Purchase Notice, which waiver, for the avoidance of doubt, shall not exceed the 4.99% beneficial ownership limitation contained in the GHS Purchase Agreement. The “Purchase Price” means, with respect to a purchase made pursuant to the GHS Purchase Agreement, 90% of the lowest VWAP (as defined in the GHS Purchase Agreement) during the Valuation Period (the ten (10) consecutive business days immediately preceding, but not including, the applicable purchase date). The Company shall deliver a number of GHS Purchase Shares equal to 112.5% of the aggregate purchase amount for such GHS Purchase divided by the Purchase Price per share for such GHS Purchase, against payment by GHS to the Company of the purchase amount with respect to such Purchase (less documented deposit and clearing fees, if any), as full payment for such GHS Purchase Shares via wire transfer of immediately available funds.

If there are any default events, as set forth in the GHS Purchase Agreement, has occurred and is continuing, the Company shall not deliver to GHS any Purchase Notice.

Further, pursuant to the terms of the GHS Purchase Agreement, from May 9, 2023 until the date that is the later of (i) the closing of the transactions whereby Yotta Merger Sub, Inc. will merge with and into the Company, with the Company as the surviving company (the “Merger”); and (ii) the 12 month anniversary of the initial closing pursuant to the Section 2(a) of GHS Purchase Agreement, upon any issuance by the Company or any of its subsidiaries of Common Stock or Common Stock equivalents for cash consideration, indebtedness or a combination of units thereof (a “Subsequent Financing”), GHS shall have the right to participate in any financing, up to an amount of the Subsequent Financing equal to 100% of the Subsequent Financing (the “Participation Maximum”) on the same terms, conditions and price provided for in the Subsequent Financing. Following the Merger, the Participation Maximum shall be 50% of the Subsequent Financing.

Series E Preferred Stock

On May 1, 2023, one of the holders converted 600 Series E Preferred Stock into 23,989,570 shares of common stock. The conversion represented their remaining Series E Preferred Stock, including the 10% increase and accrued dividends in kind.

April 2023 Promissory Note

On April 21, 2023, the Company entered into a $60,000 promissory note with Yotta Investment LLC, with no interest to accrue on the principal balance. The promissory note is to be settled on the date of closing of the business combination contemplated by the Merger Agreement with Yotta.

May 2023 Promissory Note

On May 17, 2023, the Company entered into an additional $60,000 promissory note with Yotta Investment LLC, with no interest to accrue on the principal balance. The promissory note is to be settled on the date of closing of the business combination contemplated by the Merger Agreement with Yotta.